Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of breakdown of taxes payable [Table Text Block]

	December 31,
Description	2022	2021

Government installment payment program	96,547	123,445
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	55,385	63,584
Withholding income tax	49,906	34,382
Import taxes	15,189	22,459
Others	48,156	7,260
	265,183	251,130

Current	193,588	150,084
Non-current	71,595	101,046